REVENUE	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
REVENUE
REVENUE

3. REVENUE

The Company disaggregates revenue from contracts with customers by revenue stream as this depicts the nature, amount, timing and uncertainty of its revenue and cash flows as affected by economic factors. Commercial insurance consists of neuromonitoring cases whereby a patient has healthcare insurance. Facility billing consists of neuromonitoring cases whereby the company has an agreement with the facility for services. In these cases, the hospital’s patient may be uninsured or have government insurance.

The Company’s revenue disaggregated by payor is as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021

Commercial insurance	$4,283	$6,164	$6,801	$12,507
Facility billing	1,185	995	3,457	2,846
Managed service agreements	400	965	1,247	3,024
Other	336	422	1,045	1,156
Total	$6,204	$8,546	$12,550	$19,533

Accounts Receivable

A summary of the accounts receivable, net, by revenue stream is as follows (in thousands):

	September 30,	December 31,
	2022	2021
Technical service	$9,539	$18,904
Professional service	10,971	8,209
Other	350	697
Total accounts receivable, net	$20,860	$27,810

The concentration of accounts receivable, net, by payor as a percentage of total accounts receivable is as follows:

	As of September 30,	As of December 31,
	2022	2021
Commercial insurance	91%	91%
Facility billing	6%	2%
Other	3%	7%
Total	100%	100%

4. REVENUE

The Company disaggregates revenue from contracts with customers by revenue stream as this depicts the nature, amount, timing and uncertainty of its revenue and cash flows as affected by economic factors. Commercial insurance consists of all Neuromonitoring cases whereby a patient has healthcare insurance. Facility billing consists of services related to uninsured or government patients whereby the Company has an agreement with the facility for services for the patient and other contracted agreements with facilities.

The Company’s revenue disaggregated by payor is as follows (stated in thousands):

	Year Ended December 31,
	2021	2020
Commercial insurance	$20,792	$(3,830)
Facility billing	3,879	1,942
Managed service agreements	3,044	4,209
Other	1,477	1,203
Total	$29,192	$3,524

Quarterly Period Collection Experience for 2020

In conjunction with the Company’s June 30, 2020 collection analysis, the Company looked at more recent payment trends from the private insurance companies than what it has historically utilized in order to estimate the accounts receivable collection allowances and patient service revenue. These recent payment trends were lower than what the Company would have normally calculated based upon its historical policy. Rather than wait until these more recent payment trends entered into the collection analyses in future periods, the Company pro-actively decided to set its June 30, 2020 collection estimates based upon these more recent collection payment trends. The impact of this was a reduction of accounts receivable and out-of-network fee revenue of approximately $15 million.

Similar declines to the payment trends for the PEs were also noted during the June 30, 2020 collection analysis. In order to be consistent with the handling of the out-of-network fee revenue, the PEs also pro-actively recorded their collection estimates based upon the more recent collection payment trends. The Company’s portion of the reduced accounts receivable and out-of-network fee revenue was approximately $3.1 million, with approximately $2.2 million being recorded as a reduction of management fee revenue and approximately $900 thousand being recorded as a reduction to earnings (loss) from equity method investments.

Accounts Receivable

A summary of the accounts receivable by revenue stream is as follows (stated in thousands):

	December 31,
	2021	2020
Accounts receivable, net:
Technical service	$18,904	$12,436
Professional service	8,209	2,142
Other	697	387
Total accounts receivable, net	$27,810	$14,965

The concentration of accounts receivable by payor as a percentage of total accounts receivable is as follows:

	December 31,
	2021	2020
Accounts receivable
Commercial insurance	91%	91%
Facility billing	2%	1%
Managed service agreements	3%	8%
Other	4%	—%
Total	100%	100%